CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS OPERATING ACTIVITIES
Net income (loss)	$ 1,163,689	$ (965,280)	$ (452,209)	$ (1,669,283)
Depreciation, depletion and amortization	1,530,196	343,608	2,284,091	506,786
Accretion expense	24,382	11,453	53,681	20,906
Share-based compensation	659,468	815,763	3,489,022	944,681
Stock issued as finders fee			100,000	0
Gain on derivative put options.			0	(276,736)
Provision for income taxes	683,436		77,701	(300,324)
Accounts receivables	1,007,275	(66,356)	(3,470,437)	(326,943)
Prepaid expenses	18,838	(2,635)	(5,653)	87,845
Accounts payables	2,438,191	(509,975)	6,040,212	1,081,217
Accrued compensation			0	(100,000)
Net Cash Provided by (used in) Operating Activities	7,525,475	(373,422)	8,116,408	(31,851)
Payments to purchase oil and natural gas properties	(8,121,630)	(114,074)	(5,192,441)	(3,684,674)
Payments to develop oil and natural gas properties	(13,858,512)	(1,368,992)	(29,103,392)	(6,532,898)
Purchase of office equipment	(123,851)		(82,805)	(159,977)
Plugging and abandonment cost incurred			(60,544)	0
Net Cash Used in Investing Activities	(22,103,993)	(1,483,066)	(34,439,182)	(10,377,549)
Proceeds from borrowings from Ring Energy, Inc.			0	1,150,000
Proceeds from issuance of common stock	0	450,000	73,201,690	13,009,062
Proceeds from option exercise	22,500		67,500	0
Payment of offering costs	(61,719)
Proceeds from issuances of common stock to Ring Energy, Inc. Shareholders			0	10,887,561
Principal payments on revolving line of credit			0	(9,244,428)
Net Cash Provided by Financing Activities	(39,219)	450,000	73,269,190	15,802,195
Net Increase in Cash	(14,617,737)	(1,406,488)	46,946,416	5,392,795
Cash at Beginning of Period	52,350,583	5,404,167	5,404,167	11,372
Cash at End of Period	37,732,846	3,997,679	52,350,583	5,404,167
Cash paid for interest			9,890	221,927
Oil and gas properties acquired			0	9,689,488
Deferred tax liability assumed (net)			0	(1,362,665)
Asset retirement obligation assumed	294,772		0	(152,148)
Revision of asset retirement obligation estimate	0	211,691	211,691	0
Asset retirement obligation incurred during development	299,660		481,296	(14,214)
Payments with Ring Energy, Inc. shares			0	(4,490,001)
Issuance of common stock to Ring Energy, Inc. shareholders			0	13,531,760
Accounts payable assumed			0	9,893
Less: Tax benefit			0	(436,391)
Less: Elimination of note payable to Ring Energy, Inc.			0	(2,003,122)
Less: Prepaid expenses acquired			0	(26,942)
Less: Property and equipment acquired			$ 0	$ (187,637)